Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012 Vendor Customer	Sep. 24, 2011 Vendor
Financial Instruments [Line Items]
Net realized gains on marketable securities	$ 183	$ 110
Maturities of long-term marketable securities, minimum	1 year
Maturities of long-term marketable securities, maximum	5 years
Range of time hedged in cash flow hedge	The Company typically hedges portions of its forecasted foreign currency exposure associated with revenue and inventory purchases generally up to six months.
Net deferred gain (loss) associated with cash flow hedges	(240)	290
Hedged transactions, expected occurrence	6 months
Cash collateral posted, derivative Instruments	278
Cash collateral received, derivative Instruments		$ 288
Number of customers representing a significant portion of trade receivables	2
Customers representing a significant portion of trade receivables, description		As of September 24, 2011, there were no customers that accounted for 10% or more of the Company's total trade receivables.
Number of vendors representing a significant portion of non-trade receivables	3	2
Total Cellular Network Carriers
Financial Instruments [Line Items]
Trade receivables from customer, percentage of total trade receivables	66.00%	52.00%
Customer One
Financial Instruments [Line Items]
Trade receivables from customer, percentage of total trade receivables	14.00%
Customer Two
Financial Instruments [Line Items]
Trade receivables from customer, percentage of total trade receivables	10.00%
Vendor One
Financial Instruments [Line Items]
Vendor non-trade receivables, as percentage of total non-trade receivable	45.00%	53.00%
Vendor Two
Financial Instruments [Line Items]
Vendor non-trade receivables, as percentage of total non-trade receivable	21.00%	29.00%
Vendor Three
Financial Instruments [Line Items]
Vendor non-trade receivables, as percentage of total non-trade receivable	12.00%